Subsequent Events	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Subsequent Events	9. SUBSEQUENT EVENTS On October 12, 2011, the Company paid off the $800,000 balance remaining on its line of credit with Beacon Bank without penalty and the line of credit was subsequently terminated.